Supplement Dated November 3, 2008

to the

Prospectus

and Statement of Additional Information

Dated April 28, 2008

for

Legg Mason Partners Variable Income Trust

Legg Mason Partners Variable Diversified Strategic Income Portfolio

(the “Portfolio”)

Effective November 3, 2008, the following information replaces “The Manager and subadvisers” portion of the “Management” section of the Prospectus and the following supplements and replaces any contrary information in the Fund’s Statement of Additional Information:

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the Portfolio. As of September 30, 2008, LMPFA’s total assets under management were approximately $198.8 billion.

Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd. (“Western Japan”) provide day-to-day portfolio management as subadvisors and act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. As of September 30, 2008, the total assets under management of Western Asset and its supervised affiliates were approximately $585.5 billion.

Western Asset Limited was founded in 1984 and has offices at 10 Exchange Square, Primrose Street, London EC2A2EN. Western Asset Limited is responsible, generally, for managing global and non-U.S. dollar fixed-income mandates, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. It undertakes all investment-related activities including investment management, research and analysis, securities settlement, and client service.

Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145. Western Japan was founded in 1991 and has offices at 36F Shin-Marunouchi Building, 5-1 Marunouchi 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan.

The Western Singapore and Western Japan offices are responsible, generally, for managing Asian (other than Japan) and Japanese fixed-income mandates, respectively, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. They undertake all investment-related activities including investment management, research and analysis, securities settlement, and client services.

Western Asset Limited, Western Singapore and Western Japan will provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. The Portfolio’s current management fee remains unchanged.

LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2008, Legg Mason’s asset management operations had aggregate assets under management of approximately $841.9 billion.

FDXX011376

Supplement Dated November 3, 2008

to the

Prospectus

and Statement of Additional Information

Dated April 28, 2008

for

Legg Mason Partners Variable Income Trust

Legg Mason Partners Variable Global High Yield Bond Portfolio

(the “Portfolio”)

Effective November 3, 2008, the following information replaces the “Management” section of the Prospectus and the following supplements and replaces any contrary information, specific to the Fund, in the Fund’s Statement of Additional Information:

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the Portfolio. As of September 30, 2008, LMPFA’s total assets under management were approximately $198.8 billion.

Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), and Western Asset Management Company Pte. Ltd. (“Western Singapore”) provide day-to-day portfolio management as subadvisors and act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. As of September 30, 2008, the total assets under management of Western Asset and its supervised affiliates were approximately $585.5 billion.

Western Asset Limited was founded in 1984 and has offices at 10 Exchange Square, Primrose Street, London EC2A2EN. Western Asset Limited is responsible, generally, for managing global and non-U.S. dollar fixed-income mandates, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. It undertakes all investment-related activities including investment management, research and analysis, securities settlement, and client service.

Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145. The Western Singapore office is responsible, generally, for managing Asian (other than Japan) fixed-income mandates, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. It undertakes all investment-related activities including investment management, research and analysis, securities settlement and client service.

Western Asset Limited and Western Singapore will provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. The Portfolio’s current management fee remains unchanged.

LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2008, Legg Mason’s asset management operations had aggregate assets under management of approximately $841.9 billion.

FDXX011375

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